COMBINED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenues:
Total revenues	$ 268,300	$ 150,458	$ 685,101	$ 448,240	$ 603,989	$ 568,475
Costs and expenses:
Operating	193,419	114,262	496,803	336,687	448,923	430,443
Depreciation and amortization of real estate and in-place resident contract intangibles	78,682	30,885	186,553	94,875	126,356	137,186
General and administrative					10,549	11,921
Interest expense	486	950	1,187	2,847	3,797	3,942
Transaction costs	3,400	0	26,188	0	1,607
Total costs and expenses					591,232	583,492
Other income (expense):
Gain (loss) on sales of real estate, net						(16,413)
Other income (expense), net	8,276	(98)	25,557	(6,507)	863	(32,417)
Total other income (expense), net	8,276	(98)	75,308	(6,507)	863	(48,830)
Income (loss) before income taxes and equity income (loss) from unconsolidated joint venture	(4,717)	1,996	37,280	(457)	13,620	(63,847)
Income tax benefit (expense)	(891)	(1,576)	(267)	(6,263)	(11,339)	11,490
Equity income (loss) from unconsolidated joint venture	0	992	111	3,452	4,068	1,894
Net income (loss) attributable to Janus Living, Inc.	(4,321)	1,412	37,734	(3,268)	6,349	(50,463)
Resident fees and services
Revenues:
Total revenues	$ 268,300	$ 150,458	$ 685,101	$ 448,240	$ 603,989	$ 568,475